Insurance and Reinsurance Contract Assets and Liabilities - Summary of Maturity Analysis and Amounts Payable on Demand (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	$ 172,684	$ 166,916
Carrying amount	249,096	233,411
Asia [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	100,060	95,777
Carrying amount	129,117	117,737
Canada [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	28,264	25,745
Carrying amount	56,887	52,300
U.S. [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	44,360	45,394
Carrying amount	63,092	63,374
Insurance contract liabilities [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	1,110,645	1,032,186
Insurance contract liabilities [Member] | Less than 1 year [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	3,400	3,091
Insurance contract liabilities [Member] | 1 to 2 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	5,546	4,976
Insurance contract liabilities [Member] | 2 to 3 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	6,766	7,224
Insurance contract liabilities [Member] | 3 to 4 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	8,849	9,212
Insurance contract liabilities [Member] | 4 to 5 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	11,320	11,223
Insurance contract liabilities [Member] | Over 5 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	1,074,764	996,460
Reinsurance contracts held liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	8,448	6,622
Reinsurance contracts held liabilities [member] | Less than 1 year [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	332	235
Reinsurance contracts held liabilities [member] | 1 to 2 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	460	237
Reinsurance contracts held liabilities [member] | 2 to 3 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	492	250
Reinsurance contracts held liabilities [member] | 3 to 4 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	592	243
Reinsurance contracts held liabilities [member] | 4 to 5 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	475	337
Reinsurance contracts held liabilities [member] | Over 5 years [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	$ 6,097	$ 5,320